BUSINESS ACQUISITION - Fair Value of Net Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Feb. 11, 2020
Current liabilities
Schedule of fair value of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

February 11, 2020
$
Current assets
Cash	484
Trade receivables (1)	2,749
Inventories	5,123
Other current assets	199
Property, plant and equipment	921
Intangible assets	21,519
30,995
Current liabilities
Accounts payable and accrued liabilities	9,493
Borrowings and lease liabilities, current	143
Borrowings and lease liabilities, non-current	5
9,641
Fair value of net identifiable assets acquired	21,354
(1)The gross contractual amounts receivable were $3.2 million. As of December 31, 2020, the Company has collected approximately $2.9 million of the outstanding trade receivables, with $0.3 million expected to remain uncollected.
The fair value of goodwill at the date of acquisition was as follows:

February 11, 2020
$
Consideration transferred	46,994
Less: fair value of net identifiable assets acquired	21,354
Goodwill	25,640

Nortech Packaging Acquisition
Current assets
Cash		$ 484
Trade receivables		2,749
Inventories		5,123
Other current assets		199
Property, plant and equipment		921
Intangible assets		21,519
Identifiable assets acquired		30,995
Current liabilities
Accounts payable and accrued liabilities		9,493
Borrowings and lease liabilities, current		143
Borrowings and lease liabilities, non-current		5
Identifiable liabilities recognised		9,641
Fair value of net identifiable assets acquired		21,354
Gross contractual amounts receivable for acquired receivables		$ 3,200
Proceeds from collection of acquired receivables	$ 2,900
Trade receivables expected to remain uncollected	$ 300